UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (21.5%)
$ 47,750,000	Bank of Montreal	04/09/12	0.150%	$ 47,750,000
47,300,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	06/05/12	0.360	47,300,426
45,750,000	Credit Suisse	05/04/12	0.320	45,750,000
20,000,000	DnB NOR Bank ASA	05/08/12	0.250	20,000,000
28,200,000	DnB NOR Bank ASA	06/12/12	0.275	28,200,000
30,000,000	Rabobank Nederland NV	05/01/12	0.500	30,000,747
20,000,000	Rabobank Nederland NV	05/29/12	0.500	20,001,286
45,750,000	Royal Bank of Scotland PLC	04/02/12	0.410	45,750,000
50,000,000	Standard Chartered Bank	06/14/12	0.330	50,000,000
25,000,000	Svenska Handelsbanken	06/01/12	0.285	25,000,212
20,000,000	Svenska Handelsbanken	06/20/12	0.275	20,000,222
	Total Certificates of Deposit			379,752,893

	COMMERCIAL PAPER (15.9%)
25,000,000	Barclays U.S. Funding Corp.1	04/02/12	0.100	24,999,931
40,000,000	Barclays U.S. Funding Corp.1	05/14/12	0.230	39,989,011
8,495,000	DeKalb County Development Authority	04/03/12	0.180	8,495,000
30,000,000	Deutsche Bank Financial LLC1	04/30/12	0.290	29,992,992
50,000,000	ING US Funding LLC1	06/05/12	0.430	49,961,181
8,000,000	Inova Health System Foundation1	06/11/12	0.220	7,996,529
8,000,000	Johns Hopkins University	06/11/12	0.180	8,000,000
10,000,000	National Australia Funding Delaware, Inc.1,2	04/02/12	0.290	9,999,919
20,000,000	National Australia Funding Delaware, Inc.1,2	06/20/12	0.150	19,993,333
30,000,000	Societe Generale NA1	04/02/12	0.180	29,999,850
15,000,000	UBS Finance Delaware LLC1	04/03/12	0.290	14,999,758
35,000,000	UBS Finance Delaware LLC1	04/27/12	0.240	34,993,933
	Total Commercial Paper			279,421,437

	MUNICIPAL BONDS (14.9%)
6,775,000	Bay Area Toll Authority3	04/09/12	0.140	6,775,000
1,700,000	Buncombe County, North Carolina3	04/09/12	0.300	1,700,000
2,000,000	Buncombe County, North Carolina3	04/09/12	0.300	2,000,000
2,000,000	Buncombe County, North Carolina3	04/09/12	0.300	2,000,000
17,000,000	California State Health Facilities Financing Authority3	04/09/12	0.180	17,000,000
6,000,000	Charleston, South Carolina, Waterworks & Sewer3	04/09/12	0.220	6,000,000
9,290,000	Charlotte, North Carolina3	04/09/12	0.180	9,290,000
2,250,000	Charlotte, North Carolina3	04/09/12	0.230	2,250,000
17,000,000	Connecticut State Health & Educational Facility Authority3	04/09/12	0.160	17,000,000
4,190,000	Guilford County, North Carolina3	04/09/12	0.180	4,190,000
5,345,000	Houston, Texas, Higher Education Finance Corp.3	04/09/12	0.200	5,345,000
8,021,000	Illinois State Finance Authority3	04/09/12	0.190	8,021,000
9,830,000	Illinois State Finance Authority3	04/09/12	0.190	9,830,000
13,995,000	Kansas State Department of Transportation3	04/09/12	0.170	13,995,000

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 14,673,000	Massachusetts State Development Finance Agency3	04/09/12	0.160%	$ 14,673,000
12,100,000	Massachusetts State Health & Educational Facilities Authority3	04/09/12	0.150	12,100,000
16,395,000	Massachusetts State Health & Educational Facilities Authority3	04/09/12	0.270	16,395,000
13,895,000	Metropolitan Water District of Southern California3	04/09/12	0.140	13,895,000
2,485,000	New Hampshire State Health & Education Facilities Authority3	04/09/12	0.170	2,485,000
13,425,000	New Hampshire State Health & Education Facilities Authority3	04/09/12	0.170	13,425,000
3,665,000	New Jersey State Educational Facilities Authority3	04/09/12	0.170	3,665,000
4,520,000	New York State Dormitory Authority3	04/09/12	0.150	4,520,000
4,200,000	North Carolina State Capital Facilities Finance Agency3	04/09/12	0.150	4,200,000
5,130,000	North Carolina State Medical Care Commission3	04/09/12	0.170	5,130,000
4,700,000	State of Ohio3	04/09/12	0.170	4,700,000
1,000,000	Oklahoma State Turnpike Authority3	04/02/12	0.200	1,000,000
17,000,000	Pennsylvania State Turnpike Commission3	04/09/12	0.300	17,000,000
6,200,000	Private Colleges & Universities Authority3	04/09/12	0.160	6,200,000
16,300,000	San Diego County, California, Regional Transportation Commission3	04/09/12	0.170	16,300,000
7,185,000	Tempe, Arizona3	04/09/12	0.180	7,185,000
14,510,000	University of Michigan3	04/09/12	0.170	14,510,000
	Total Municipal Bonds			262,779,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (17.9%)
30,000,000	Fannie Mae Discount Notes1	04/11/12	0.070	29,999,416
75,000,000	Fannie Mae Discount Notes1,4	06/18/12	0.085	74,986,187
60,000,000	Federal Home Loan Bank Discount Notes1,4	04/25/12	0.060	59,997,600
50,000,000	Federal Home Loan Bank Discount Notes1	05/09/12	0.075	49,996,042
50,000,000	Freddie Mac Discount Notes1	06/01/12	0.085	49,992,798
30,000,000	Freddie Mac Discount Notes1	06/04/12	0.100	29,994,667
20,000,000	Freddie Mac Discount Notes1	06/25/12	0.100	19,995,278
	Total U.S. Government Agency Obligations			314,961,988

	U.S. TREASURY BILLS (7.7%)
35,000,000	U.S. Treasury Bill1	04/12/12	0.078	34,999,171
100,000,000	U.S. Treasury Bill1,4	04/19/12	0.090	99,995,500
	Total U.S. Treasury Bills			134,994,671

Principal Amount		Maturity Date	Interest Rate	Value
	TIME DEPOSITS (12.5%)
$ 49,500,000	BNP Paribas	04/02/12	0.060%	$ 49,500,000
60,000,000	HSBC Bank	04/02/12	0.050	60,000,000
25,000,000	Royal Bank of Canada	04/02/12	0.080	25,000,000
20,000,000	Societe Generale	04/02/12	0.130	20,000,000
65,000,000	Wells Fargo	04/02/12	0.080	65,000,000
	Total Time Deposits			219,500,000

	REPURCHASE AGREEMENTS (9.6%)
30,000,000	BNP Paribas (Agreement dated 03/30/12 collateralized by FHLMC 4.000%, due 10/01/41, value $2,149,803, FNMA 4.000%-7.500%, due 12/01/25-11/01/37, value $28,450,197)	04/02/12	0.130	30,000,000
55,000,000	Deutsche Bank Securities, Inc. (Agreement dated 03/30/12 collateralized by FNMA 2.471%-4.846%, due 02/01/32-05/01/42, value $56,100,000)	04/02/12	0.150	55,000,000
55,000,000	Royal Bank of Canada (Agreement dated 03/30/12 collateralized by GNMA 3.750%, due 10/20/39, value $16,715,997, FHLMC 4.500%-5.000%, due 03/01/23-08/01/41, value $33,248,949, FNMA 4.000%, due 02/01/42, value $6,135,055)	04/02/12	0.120	55,000,000
30,000,000	Societe Generale Securities, Inc. (Agreement dated 03/30/12 collateralized by FHLMC 2.629%, due 01/01/35, value $2,734,879, FNMA 1.886%-2.438%, due 01/01/36-09/01/36, value $27,865,121)	04/02/12	0.180	30,000,000
	Total Repurchase Agreements			170,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			100.0%	$ 1,761,409,989
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			0.0	(256,562)
NET ASSETS			100.0%	$ 1,761,153,427

_____________

1	Coupon represents a yield to maturity.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at March 31, 2012 was $29,993,252 or 1.7% of net assets.

3
Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the March 31, 2012 coupon or interest rate.

4	Coupon represents a weighted average yield.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

FAIR VALUE MEASUREMENTS
BBH Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

At March 31, 2012, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of March 31, 2012
Certificates of Deposit	$ –	$ 379,752,893	$ –	$ 379,752,893
Commercial Paper	–	279,421,437	–	279,421,437
Municipal Bonds	–	262,779,000	–	262,779,000
U.S. Government Agency Obligations	–	314,961,988	–	314,961,988
U.S. Treasury Bills	–	134,994,671	–	134,994,671
Time Deposits	–	219,500,000	–	219,500,000
Repurchase Agreements	–	170,000,000	–	170,000,000
Total Investments, at value	$ –	$ 1,761,409,989	$ –	$ 1,761,409,989

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of March 31, 2012, based on the valuation input levels on June 30, 2011.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date: May 30, 2012

By (Signature and Title)*

/s/Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date: May 30, 2012

* Print name and title of each signing officer under his or her signature.